SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit ESG Growth Fund

Investments are grouped by geographic region

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.6%
Asia - 8.0%
Japan - 8.0%
Astellas Pharma, Inc.	4,500	64,030
Keyence Corp.	100	61,873
Recruit Holdings Co., Ltd.	3,100	94,211
Shiseido Co., Ltd.	1,100	87,786
Sony Corp., ADR	1,925	113,825
Terumo Corp.	2,600	83,681

		505,406
Europe - 32.8%
Germany - 6.7%
adidas AG, ADR	650	101,205
Allianz SE, ADR	9,900	229,680
Siemens AG, ADR	1,725	92,434

		423,319
Ireland - 5.2%
Accenture, PLC	575	110,601
CRH, PLC, ADR	1,200	41,232
Ingersoll-Rand, PLC	1,400	172,494

		324,327
Netherlands - 2.0%
ING Groep NV, ADR	12,075	126,184

Spain - 3.9%
Iberdrola SA, ADR	4,050	168,358
Industria de Diseno Textil SA	2,575	79,708

		248,066
Switzerland - 7.6%
Logitech International SA	1,550	63,147
Lonza Group AG *	320	108,179
Nestle SA, ADR	1,425	154,470
Novartis AG, ADR	1,800	156,420

		482,216
United Kingdom - 7.4%
AstraZeneca, PLC, ADR	2,950	131,482
Coca-Cola European Partners, PLC	2,100	116,445
Diageo, PLC, ADR	660	107,923
RELX, PLC, ADR	4,700	111,484

		467,334
North America - 54.8%
Canada - 2.0%
Suncor Energy, Inc.	4,000	126,320

United States - 52.8%
3M Co.	400	65,760
Adobe, Inc. *	410	113,263
Allstate Corp.	525	57,057
Alphabet, Inc. - Class A *	125	152,642
Apple, Inc.	800	179,176

Name of Issuer	Quantity	Fair Value ($)

Baxter International, Inc.	850	74,350
Boston Scientific Corp. *	3,000	122,070
ConocoPhillips	1,250	71,225
Delta Air Lines, Inc.	1,500	86,400
Ecolab, Inc.	775	153,480
Facebook, Inc. *	620	110,410
Goldman Sachs Group, Inc.	600	124,338
HCA Healthcare, Inc.	375	45,158
Home Depot, Inc.	745	172,855
Intel Corp.	2,425	124,960
Johnson & Johnson	975	126,146
JPMorgan Chase & Co.	1,075	126,517
Lockheed Martin Corp.	185	72,161
Microsoft Corp.	2,000	278,060
NIKE, Inc.	700	65,744
PepsiCo, Inc.	875	119,962
salesforce.com, Inc. *	850	126,174
Starbucks Corp.	1,600	141,472
T Rowe Price Group, Inc.	1,175	134,244
TJX Cos., Inc.	1,380	76,921
UnitedHealth Group, Inc.	500	108,660
Verizon Communications, Inc.	2,600	156,936
Visa, Inc.	875	150,510

		3,336,651
Total Common Stocks (cost: $4,697,496)		6,039,823

Short-Term Securities - 4.3%

Fidelity Inst. Money Mkt. Gvt. Fund, 1.86%	272,559	272,559
(cost: $272,559)

Total Investments in Securities - 99.9% (cost: $4,970,055)		6,312,382
Other Assets and Liabilities, net - 0.1%		7,830

Total Net Assets - 100.0%		$6,320,212

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

SEPTEMBER 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit ESG Growth Fund (Continued)

Portfolio Structure - By Sector	(% of Total Net Assets)
Technology Services	15.6%
Health Technology	13.7
Finance	12.6
Consumer Non-Durables	11.9
Electronic Technology	6.8
Consumer Services	6.4
Producer Manufacturing	6.4
Retail Trade	4.0
Energy Minerals	3.1
Consumer Durables	3.1
Utilities	2.7
Communications	2.5
Health Services	2.4
Process Industries	2.4
Transportation	1.4
Non-Energy Minerals	0.6
Short-Term Securities	4.3

99.9
Other Assets and Liabilities, net	0.1

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Canada	126,320	—	—	126,320
Germany	423,319	—	—	423,319
Ireland	324,327	—	—	324,327
Japan	505,406	—	—	505,406
Netherlands	126,184	—	—	126,184
Spain	248,066	—	—	248,066
Switzerland	482,216	—	—	482,216
United Kingdom	467,334	—	—	467,334
United States	3,336,651	—	—	3,336,651
Short-Term Securities	272,559	—	—	272,559

Total:	6,312,382	—	—	6,312,382

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

2